Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.2%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	1,340	$ 1,820
International Equity Funds - 10.5%
Transamerica Emerging Markets Equity, Class I2 (B)	455,816	5,884,584
Transamerica Emerging Markets Equity, Class R6 (B)	131,428	1,707,245
Transamerica International Equity, Class I2 (B)	939,521	27,189,751
Transamerica International Focus, Class I2 (B)	798,024	5,610,112
Transamerica International Small Cap Value, Class I2 (B)	113,523	2,208,023
Transamerica International Stock, Class I2 (B)	1,580,554	26,316,219
Transamerica International Stock, Class R6 (B)	93,791	1,560,683
		70,476,617
International Fixed Income Funds - 2.6%
Transamerica Emerging Markets Debt, Class I2 (B)	1,359,256	13,402,264
Transamerica Emerging Markets Debt, Class R6 (B)	378,630	3,744,654
		17,146,918
U.S. Equity Funds - 25.4%
Transamerica Capital Growth, Class I2 (A)(B)	420,430	5,217,533
Transamerica Large Cap Value, Class I2 (B)	3,386,615	66,546,987
Transamerica Mid Cap Growth, Class I2 (B)	234,703	2,201,517
Transamerica Mid Cap Growth, Class R6 (B)	186,250	1,743,303
Transamerica Mid Cap Value Opportunities, Class I2 (B)	262,585	2,846,425
Transamerica Mid Cap Value Opportunities, Class R6 (B)	113,511	1,248,626
Transamerica Small Cap Growth, Class I2 (B)	402,563	2,238,250
Transamerica Small Cap Growth, Class R6 (B)	193,444	1,075,547
Transamerica Small Cap Value, Class I2 (B)	401,118	2,583,200
Transamerica Small Cap Value, Class R6 (B)	243,340	1,593,875
Transamerica Sustainable Equity Income, Class I2 (B)	609,916	6,337,026
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica US Growth, Class I2 (B)	2,144,798	$ 75,496,882
Transamerica US Growth, Class R6 (B)	12,779	449,673
		169,578,844
U.S. Fixed Income Funds - 57.8%
Transamerica Bond, Class I2 (B)	10,394,274	82,426,589
Transamerica Bond, Class R6 (B)	1,399,584	11,084,703
Transamerica Core Bond, Class I2 (B)	29,886,745	251,646,390
Transamerica Floating Rate, Class I2 (B)	363,112	3,151,817
Transamerica High Yield Bond, Class I2 (B)	37,403	301,090
Transamerica High Yield Bond, Class R6 (B)	84,365	678,293
Transamerica Inflation Opportunities, Class I2 (B)	2,496,000	24,286,084
Transamerica Long Credit, Class I2 (B)	1,488,032	13,258,366
Transamerica Short-Term Bond, Class I2 (B)	687	6,730
		386,840,062
U.S. Mixed Allocation Fund - 0.9%
Transamerica Energy Infrastructure, Class I2 (B)	572,112	6,173,094
Total Investment Companies (Cost $577,539,818)		650,217,355
EXCHANGE-TRADED FUNDS - 1.9%
U.S. Equity Funds - 1.0%
State Street Health Care Select Sector SPDR ETF (E)	3,604	585,830
Transamerica Large Value Active ETF (B)(F)	226,964	6,531,729
		7,117,559
U.S. Fixed Income Fund - 0.9%
Transamerica Bond Active ETF (B)(F)	236,160	5,800,255
Total Exchange-Traded Funds (Cost $12,483,387)		12,917,814
Total Investments (Cost $590,023,205)		663,135,169
Net Other Assets (Liabilities) - 0.9%		5,822,862
Net Assets - 100.0%		$ 668,958,031
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	348	09/21/2026	$37,944,905	$37,584,000	$—	$(360,905)
Transamerica Funds

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$650,215,535	$—	$—	$650,215,535
Exchange-Traded Funds	12,917,814	—	—	12,917,814
Total	$663,133,349	$—	$—	$663,133,349
Investment Companies Measured at Net Asset Value (C)				1,820
Total Investments				$663,135,169
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(360,905)	$—	$—	$(360,905)
Total Other Financial Instruments	$(360,905)	$—	$—	$(360,905)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2026	Shares as of July 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Bond Active ETF	$—	$6,002,354	$—	$—	$(202,099)	$5,800,255	236,160	$122,881	$—
Transamerica Bond, Class I2	74,841,556	10,203,814	—	—	(2,618,781)	82,426,589	10,394,274	2,703,815	—
Transamerica Bond, Class R6	27,901,705	636,443	(17,000,000)	404,472	(857,917)	11,084,703	1,399,584	636,866	—
Transamerica Capital Growth, Class I2	6,403,145	—	—	—	(1,185,612)	5,217,533	420,430	—	—
Transamerica Capital Growth, Class R6	1,005,512	—	(881,948)	236,409	(359,973)	—	—	—	—
Transamerica Core Bond, Class I2	261,117,719	16,184,371	(17,000,000)	(1,396,292)	(7,259,408)	251,646,390	29,886,745	8,184,371	—
Transamerica Emerging Markets Debt, Class I2	12,528,929	641,803	—	—	231,532	13,402,264	1,359,256	641,803	—
Transamerica Emerging Markets Debt, Class R6	4,495,153	178,795	(1,000,000)	72,893	(2,187)	3,744,654	378,630	178,795	—
Transamerica Emerging Markets Equity, Class I2	3,136,615	2,032,093	—	—	715,876	5,884,584	455,816	32,093	—
Transamerica Emerging Markets Equity, Class R6	2,379,787	23,995	(1,000,000)	103,264	200,199	1,707,245	131,428	23,995	—
Transamerica Energy Infrastructure, Class I2	4,713,679	103,474	—	—	1,355,941	6,173,094	572,112	103,474	—
Transamerica Floating Rate, Class I2	5,054,906	217,074	(2,000,000)	(83,044)	(37,119)	3,151,817	363,112	217,074	—
Transamerica Global Allocation Liquidating Trust	1,695	—	—	—	125	1,820	1,340	—	—
Transamerica High Yield Bond, Class I2	293,131	15,664	—	—	(7,705)	301,090	37,403	15,664	—
Transamerica High Yield Bond, Class R6	3,326,986	67,932	(2,700,000)	23,298	(39,923)	678,293	84,365	67,932	—
Transamerica Inflation Opportunities, Class I2	23,246,693	1,499,027	—	—	(459,636)	24,286,084	2,496,000	499,026	—
Transamerica Funds

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2026	Shares as of July 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica International Equity, Class I2	$26,620,651	$2,024,694	$(5,000,000)	$1,021,858	$2,522,548	$27,189,751	939,521	$1,046,236	$978,458
Transamerica International Focus, Class I2	7,004,067	91,412	(1,200,000)	(253,438)	(31,929)	5,610,112	798,024	36,623	54,789
Transamerica International Focus, Class R6	3,052,009	39,360	(2,977,076)	175,639	(289,932)	—	—	15,618	23,743
Transamerica International Small Cap Value, Class I2	2,862,095	127,794	(1,000,000)	241,658	(23,524)	2,208,023	113,523	120,595	7,199
Transamerica International Stock, Class I2	22,540,946	648,417	—	—	3,126,856	26,316,219	1,580,554	443,905	204,513
Transamerica International Stock, Class R6	3,460,125	99,440	(2,300,000)	602,126	(301,008)	1,560,683	93,791	68,047	31,394
Transamerica Large Cap Value, Class I2	73,030,099	2,701,152	(20,100,000)	3,702,488	7,213,248	66,546,987	3,386,615	459,690	2,241,462
Transamerica Large Cap Value, Class R6	5,597,918	105,504	(5,889,135)	1,009,883	(824,170)	—	—	8,233	97,271
Transamerica Large Value Active ETF	—	5,998,946	—	—	532,783	6,531,729	226,964	28,276	—
Transamerica Long Credit, Class I2	13,751,664	532,381	—	—	(1,025,679)	13,258,366	1,488,032	532,381	—
Transamerica Mid Cap Growth, Class I2	2,128,727	403,890	—	—	(331,100)	2,201,517	234,703	140,874	263,016
Transamerica Mid Cap Growth, Class R6	3,752,831	713,305	(2,000,000)	(288,566)	(434,267)	1,743,303	186,250	248,796	464,509
Transamerica Mid Cap Value Opportunities, Class I2	2,526,198	391,080	—	—	(70,853)	2,846,425	262,585	71,206	319,873
Transamerica Mid Cap Value Opportunities, Class R6	1,108,024	169,416	—	—	(28,814)	1,248,626	113,511	30,831	138,585
Transamerica Short-Term Bond, Class I2	6,601	210	—	—	(81)	6,730	687	210	—
Transamerica Small Cap Growth, Class I2	2,165,823	276,248	—	—	(203,821)	2,238,250	402,563	—	276,248
Transamerica Small Cap Growth, Class R6	1,537,061	196,050	(500,000)	(107,917)	(49,647)	1,075,547	193,444	—	196,050
Transamerica Small Cap Value, Class I2	1,956,697	105,867	—	—	520,636	2,583,200	401,118	29,883	75,984
Transamerica Small Cap Value, Class R6	1,650,064	87,909	(500,000)	44,801	311,101	1,593,875	243,340	24,814	63,094
Transamerica Sustainable Equity Income, Class I2	5,141,032	53,159	—	—	1,142,835	6,337,026	609,916	53,159	—
Transamerica US Growth, Class I2	83,640,341	9,851,099	(15,200,000)	1,593,827	(4,388,385)	75,496,882	2,144,798	—	3,351,098
Transamerica US Growth, Class R6	1,464,843	58,706	(1,000,000)	185,218	(259,094)	449,673	12,779	—	58,706
Total	$695,445,027	$62,482,878	$(99,248,159)	$7,288,577	$(3,418,984)	$662,549,339	61,649,373	$16,787,166	$8,845,992

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At July 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$1,820	0.0%*
Transamerica Funds

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(F)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
Transamerica Funds

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Conservative Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption,
Transamerica Funds

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds